Income taxes (Tables)	12 Months Ended
Mar. 31, 2020
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Summary of Allocation of Income Tax Expense to Other Comprehensive Income
Income tax expense has been allocated as follows:

	Year ended March 31,
	2018		2019		2020
Income tax expense as per the consolidated statement of income	₹	22,390	₹	25,242	₹	24,799
Income tax included in other comprehensive income on:
Unrealized losses on investment securities		(644)		(65)		(230)
Gains/(losses) on cash flow hedging derivatives		(1,448)		633		(1,165)
Defined benefit plan actuarial gains/(losses)		255		47		(196)

	₹	20,553	₹	25,857	₹	23,208

Summary of Components of Income Tax Expense
Income tax expense consists of the following:

	Year ended March 31,
	2018		2019		2020
Current taxes
Domestic	₹	18,500	₹	17,987	₹	18,437
Foreign		7,834		5,663		5,887

		26,334		23,650		24,324
Deferred taxes
Domestic		3		(180)		1,624
Foreign		(3,947)		1,772		(1,149)

		(3,944)		1,592		475

	₹	22,390	₹	25,242	₹	24,799

Summary of Reconciliation of Income Tax Expense
The reconciliation between the provision of income tax and amounts computed by applying the Indian statutory income tax rate to profit before taxes is as follows:

	Year ended March 31,
	2018		2019		2020
Profit before taxes	₹	102,474	₹	115,415	₹	122,512
Enacted income tax rate in India		34.61%		34.94%		34.94%

Computed expected tax expense		35,466		40,326		42, 806
Effect of:
Income exempt from tax		(12,878)		(18,469)		(12,930)
Basis differences that will reverse during a tax holiday period		167		(796)		480
Income taxed at higher/ (lower) rates		(111)		(1,002)		(3,122)
Reversal of deferred tax for past years due to rate reduction *		(1,563)		—		—
Taxes related to prior years		(380)		(2,267)		(116)
Changes in unrecognized deferred tax assets		239		3,972		(3,898)
Expenses disallowed for tax purpose		1,431		3,503		1,785
Others, net		19		(25)		(2 06)

Income tax expense	₹	22,390	₹	25,242	₹	24,799

Effective income tax rate		21.85%		21.87%		20.24%

*
The “Tax Cuts and Jobs Act,” was signed into law on December 22, 2017 (‘US tax reforms’) which among other things, makes significant changes to the rules applicable to the taxation of corporations, such as changing the corporate tax rate from 35% to 21% rate effective January 1, 2018. For the year ended March 2018, the Company took a positive impact of
₹
1,563 on account of
re-statement
of deferred tax items pursuant to US tax reforms.

Summary of Components of Deferred Tax Assets and Liabilities
The components of deferred tax assets and liabilities are as follows:

	As at March 31,
	2019		2020
Carry forward losses *	₹	3,149	₹	2,044
Trade payables, accrued expenses and other liabilities		3,713		4,994
Allowances for lifetime expected credit loss		4,521		3,921
Minimum alternate tax		—		3,425
Cash flow hedges		—		561
Others		318		—

		11,701		14,945

Property, plant and equipment		(1,840)		(686)
Amortizable goodwill		(1,899)		(2,166)
Intangible assets		(2,295)		(1,541)
Interest income and fair value movement of investments		(1,455)		(626)
Cash flow hedges		(604)		—
Contract liabilities		(289)		(11)
SEZ Re-investment Reserve		(1,132)		(6,614)
Others		—		(121)

		(9,514)		(11,765)

Net deferred tax assets	₹	2,187	₹	3,180
Amounts presented in consolidated statement of financial position:
Deferred tax assets	₹	5,604	₹	6,005
Deferred tax liabilities	₹	(3,417)	₹	(2,825)

* Includes deferred tax asset recognized on carry forward losses pertaining to business combinations.

Movement in Deferred Tax Assets and Liabilities
Movement in deferred tax assets and liabilities

Movement during the year ended March 31, 2018	As at April 1, 2017		Credit/ (charge) in the consolidated statement of income		Credit/ (charge) in other comprehensive income *		On account of business combination		Assets held for sale		As at March 31, 2018
Carry forward losses	₹	5,513	₹	133	₹	48	₹	—	₹	—	₹	5,694
Trade payables, accrued expenses and other liabilities		3,151		243		(246)		—		(41)		3,107
Allowances for lifetime expected credit loss		2,955		1,564		2		—		(22)		4,499
Minimum alternate tax		1,520		(1,446)		—		—		—		74
Property, plant and equipment		(4,153)		912		(75)		—		1,150		(2,166)
Amortizable goodwill		(4,057)		1,522		(53)		—		778		(1,810)
Intangible assets		(4,511)		1,546		(112)		(113)		—		(3,190)
Interest income and fair value movement of investments		(2,245)		(112)		645		—		—		(1,712)
Cash flow hedges		(1,419)		—		1,448		—		—		29
Contract liabilities		(183)		(35)		(9)		—		(46)		(273)
Others		(87)		(383)		(75)		—		142		(403)

Total	₹	(3,516)	₹	3,944	₹	1,573	₹	(113)	₹	1,961	₹	3,849

Movement during the year ended March 31, 2019	As at April 1, 2018		Credit/ (charge) in the consolidated statement of income		Credit/ (charge) in other comprehensive income *		Others (Note 36)		As at March 31, 2019
Carry forward losses	₹	5,694	₹	(2,879)	₹	334	₹	—	₹	3,149
Trade payables, accrued expenses and other liabilities		3,107		295		(22)		333		3,713
Allowances for lifetime expected credit loss		4,499		9		2		11		4,521
Minimum alternate tax		74		(74)		—		—		—
Property, plant and equipment		(2,166)		219		(94)		201		(1,840)
Amortizable goodwill		(1,810)		16		(105)		—		(1,899)
Intangible assets		(3,190)		1,076		(181)		—		(2,295)
Interest income and fair value movement of investments		(1,712)		186		71		—		(1,455)
Cash flow hedges		29		—		(633)		—		(604)
Contract liabilities		(273)		(1)		(15)		—		(289)
SEZ Re-investment Reserve		—		(1,132)		—		—		(1,132)
Others		(403)		693		27		1		318

Total	₹	3,849	₹	(1,592)	₹	(616)	₹	546	₹	2,187

Movement during the year ended March 31, 2020	As at April 1, 2019		Credit/ (charge) in the consolidated statement of income		Credit/ (charge) in other comprehensive income *		On account of business combination		As at March 31, 2020
Carry forward losses	₹	3,149	₹	(1,287)	₹	182	₹	—	₹	2,044
Trade payables, accrued expenses and other liabilities		3,713		1,033		248		—		4,994
Allowances for lifetime expected credit loss		4,521		(591)		(9)		—		3,921
Minimum alternate tax		—		3,425		—		—		3,425
Property, plant and equipment		(1,840)		1,150		4		—		(686)
Amortizable goodwill		(1,899)		(92)		(175)		—		(2,166)
Intangible assets		(2,295)		1,021		(90)		(177)		(1,541)
Interest income and fair value movement of investments		(1,455)		599		230		—		(626)
Cash flow hedges		(604)		—		1,165		—		561
Contract liabilities		(289)		285		(7)		—		(11)
SEZ Re-investment Reserve		(1,132)		(5,482)		—		—		(6,614)
Others		318		(536)		97		—		(121)

Total	₹	2,187	₹	(475)	₹	1,645	₹	(177)	₹	3,180

*	Includes impact of foreign currency translation.